Schedule of Senior Secured Promissory Note (Details) - USD ($)	Jun. 30, 2025	Jan. 29, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 29, 2023
Short-Term Debt [Line Items]
Total		$ 10,748,408			$ 14,500,000
Senior Secured Promissory Note -current			$ 255,765	$ 3,006,991
Senior Secured Promissory Note -long-term	10,748,408		10,748,408	11,004,175
Total	$ 10,748,408		11,004,173
Security Agreement [Member]
Short-Term Debt [Line Items]
Total			11,004,173	14,011,166
Senior Secured Promissory Note (Current) [Member] | Security Agreement [Member]
Short-Term Debt [Line Items]
Total			255,765	3,006,991
Senior Secured Promissory Note (Long Term) [Member] | Security Agreement [Member]
Short-Term Debt [Line Items]
Total			$ 10,748,408	$ 11,004,175